Federal Home Loan Bank Stock - Additional Information (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Federal Home Loan Banks [Abstract]
Investment in Federal Home Loan Bank at cost	$ 1,202,900	$ 1,347,600
Stock redemption par value	$ 100	$ 100